SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangements [Abstract]
Schedule of Disclosure of Outstanding Options
The following table summarizes the outstanding options as at December 31, 2023 and 2022 and changes during the years then ended:

	2023		2022
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	9,547,185	2.11	9,072,149	1.82
Granted	1,921,151	2.78	558,697	6.94
Exercised(a)	—	—	(45,121)	0.93
Forfeited	(708,753)	10.79	(38,540)	6.91
Outstanding, end of year	10,759,583	1.65	9,547,185	2.11
Exercisable, end of year	8,746,808	1.19	7,615,432	1.25
a. Stock options exercised during the year ended December 31, 2022 had a weighted average share price of C$3.42 at the date of exercise.

Schedule of Disclosure of Information Relating to Stock Options Outstanding	he following table summarizes the information relating to stock options outstanding:

	As at December 31, 2023
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
C$0.93 (issued in 2018)	4,747,277	3.96	4,747,277
C$0.93 (issued in 2019)	3,664,907	5.76	3,664,907
C$6.90 (issued in 2020)	289,023	6.71	216,767
C$15.45 (issued in 2021)	26,389	7.65	13,195
C$23.02 (issued in 2021)	10,013	7.49	5,007
C$13.29 (issued in 2021)	14,600	7.94	7,300
C$6.92 (issued in 2022)	304,335	8.36	76,084
C$7.05 (issued in 2022)	65,083	8.38	16,271
C$2.75 (issued in 2023)	1,260,598	9.22	—
C$2.89 (issued in 2023)	377,358	9.70	—
	10,759,583		8,746,808

	As at December 31, 2022
	Number of stock options	Remaining contractual life (years)	Number of stock options exercisable
Exercise price
C$0.93 (issued in 2018)	4,747,277	4.96	4,747,277
C$0.93 (issued in 2019)	3,664,907	6.76	2,649,930
C$6.90 (issued in 2020)	289,023	7.71	144,512
C$15.45 (issued in 2021)	26,389	8.65	6,597
C$23.02 (issued in 2021)	253,865	8.49	63,466
C$13.29 (issued in 2021)	14,600	8.94	3,650
C$6.92 (issued in 2022)	486,041	9.36	—
C$7.05 (issued in 2022)	65,083	9.38	—
	9,547,185		7,615,432

Schedule of Disclosure of Weighted Assumptions Used in the Black-Scholes Option Pricing Model
The fair value of the private warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	December 31, 2022

Exercise price ($)	11.50	11.50
Share price ($)	1.77	2.24
Volatility (%)	53%	50%
Risk-free interest rate (%)	3.81%	3.68%
Expected warrant life (years)	2.33	3.33
The fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	January 17, 2023	December 16, 2022

Exercise price ($)	2.80	2.80
Share price ($)	2.49	2.54
Volatility (%)	45%	44%
Risk-free interest rate (%)	2.95%	3.07%
Expected warrant life (years)	5.00	5.00
he fair value of the warrants was determined using the Black-Scholes option pricing model taking into account the following assumptions:

	December 31, 2023	July 19, 2023

Exercise price (C$)	2.81	2.81
Share price (C$)	2.36	2.78
Volatility (%)	57%	57%
Risk-free interest rate (%)	3.28%	3.76%
Expected warrant life (years)	4.54	5.00
The following table summarizes the weighted average values for the assumptions used in the Black-Scholes option pricing model for the stock option grants during the years ended December 31, 2023 and 2022:

	2023	2022
Expected dividends per share (C$)	—	—
Exercise price (C$)	2.78	6.94
Share price (C$)	2.78	6.94
Expected Volatility (%)	40%	40%
Risk-free interest rate (%)	3.19%	2.78%
Expected option life (years)	6.25	7.50

Schedule of Disclosure of Share-based Payment Arrangements Compensation Expense
Compensation expense related to the share-based compensation was recognized in the consolidated statements of earnings (loss) and comprehensive loss as follows:

	2023	2022
	$	$
Administrative expenses	3,414,925	8,296,836
Selling expenses	240,720	2,765,645
	3,655,645	11,062,481
Compensation expense related to the RSUs was recognized in the consolidated statements of earnings (loss) and comprehensive loss as follows:

	2023	2022
	$	$
Administrative expenses	680,938	399,812
Selling expenses	(49,443)	123,063
	631,495	522,875
Compensation expense related to the DSUs was recognized in administrative expenses in the statements of consolidated earnings (loss) and comprehensive loss as follows with a corresponding increase in contributed surplus:

	2023	2022
	$	$
Administrative expenses	916,381	776,714

Schedule of Disclosure of Equity Instruments Measured at Fair Value

	2023		2022
	Number of restricted share units	Weighted average exercise price	Number of restricted share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	297,658	8.35	36,247	18.59
Granted	811,458	2.75	276,584	6.93
Forfeited	(211,876)	5.39	(15,173)	6.92
Outstanding, end of year	897,240	3.99	297,658	8.35
Vested, end of year	—	—	—	—

	2023		2022
	Number of deferred share units	Weighted average exercise price	Number of deferred share units	Weighted average exercise price
		C$		C$
Outstanding, beginning of year	301,091	4.23	18,755	14.07
Granted	478,884	2.58	284,362	3.65
Settled	—	—	(2,026)	14.07
Outstanding, end of year	779,975	3.21	301,091	4.23
Vested, end of year	779,975	3.21	301,091	4.23